Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Licenses
Balance, beginning of period	$ 1,456,794	$ 1,470,769
Acquisitions	16,540	122,690
Divestitures	(59,419)
Transferred to Assets held for sale	(16,027)	(140,599)
Other	3,238	3,934
Balance, end of period	1,401,126	1,456,794
Goodwill
Assigned value at time of acquisition	494,737	494,737
Transferred to Assets held for sale	(72,994)
Balance, beginning of period	421,743	494,737
Divestitures	(505)
Transferred to Assets held for sale		(72,994)
NY1 & NY2 Deconsolidation	(33,714)
Balance, end of period	$ 387,524	$ 421,743